January 24, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Macquarie ETF Trust Post-Effective Amendment No. 10 (File No. 333-273398) and Amendment No. 13 (File No. 811-23890) to Registration Statement on Form N-1A

Ladies and Gentlemen:

Our client, Macquarie ETF Trust (the “Trust”), is filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 10 and, under the Investment Company Act of 1940, as amended, Amendment No. 13 (the “Filing”) to the Trust’s Registration Statement on Form N-1A.

The Filing is made pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of making the following material changes (the “Material Changes”) relating to the Macquarie Tax-Free USA Short Term ETF (the “Fund”), a series of the Trust:

1.	Making certain changes to the Fund’s principal investment strategies disclosure in the “What are the Fund’s principal investment strategies?” and “How we manage the Fund – Our principal investment strategies” sections of the Fund’s Prospectus (the “Prospectus”) to remove the disclosure regarding the Fund’s investment adviser’s assessment of each security based on certain sustainability factors.

2.	Removing “Sustainability risk” disclosure from the “What are the principal risks of investing in the Fund?” and “The risks of investing in the Fund” sections of the Prospectus.

While not Material Changes, the Filing also reflects in the relevant sections of the Prospectus and the Fund’s statement of additional information (the “SAI”) the addition of disclosure relating to a regulatory matter involving an affiliate of the Fund’s investment adviser (the “Regulatory Matter”), which has been previously reviewed by the SEC Staff.

We hereby request selective review of only those portions of the Filing relating to the Material Changes. The Prospectus and SAI were most recently reviewed by the SEC Staff in connection with a filing made by

Morgan, Lewis & Bockius llp

2222 Market Street
Philadelphia, PA 19103-3007	+1.215.963.5000
United States	+1.215.963.5001

the Trust, on behalf of the Fund and certain other series of the Trust, on November 21, 2023 (SEC Accession No. 0001145443-23-000165) (the “2023 Filing”). The disclosure regarding the Regulatory Matter was most recently reviewed by the SEC Staff in connection with a filing made by the Trust, on behalf of another series of the Trust, on October 29, 2024 (SEC Accession No. 0001206774-24-000982) (the “2024 Filing”). The Trust believes that, aside from the Material Changes described above, any differences between the disclosures in the Filing relative to those in the 2023 Filing are not material, and substantially all of these differences have been reviewed by the SEC Staff in connection with other filings made by the Trust since the 2023 Filing, including the 2024 Filing.

If you have any questions regarding the Filing, please contact the undersigned at 215.963.5598.

Sincerely,

/s/ Sean Graber
Sean Graber

2